Lease - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Mar. 01, 2020 USD ($)	Jan. 01, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term, operating lease	2 months 12 days
Weighted-average remaining lease term, finance lease	4 years 6 months
Lease right-of-use asset	$ 95	$ 4,334	$ 4,500	$ 619
Lease liability	$ 108	$ 4,749	$ 4,500	$ 707
Weighted average discount rate, operating leases	12.00%	12.20%
Weighted average discount rate, finance leases	10.00%	10.00%
Number of renewal terms	1
Renewal term	5 years